Bank borrowings - (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Borrowings [abstract]
Non-Current Amount	$ 60,136	$ 13,911
Current Amount	79,876	43,251
Total	140,012	57,162
Credit facilities
Borrowings [abstract]
Limit	121,151	100,000
Non-Current Amount	19,000
Current Amount	14,019
Total	33,019
Receivable Factoring Facility
Borrowings [abstract]
Limit	70,500	62,334
Current Amount	36,856	35,059
Total	36,856	35,059
Other Loans
Borrowings [abstract]
Non-Current Amount	41,136	13,911
Current Amount	29,001	8,192
Total	$ 70,137	$ 22,103